Note 4 - Leases (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
	Twelve Months	Twelve Months
	Ended March 31,	Ended March 31,
	2021	2020
Finance lease – amortization of ROU asset	$100,728	$49,640
Finance lease – interest on lease liability	8,164	4,806
Operating lease expense	56,286	36,936
	$165,178	$91,382

Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	March 31, 2021	March 31, 2020	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$4,850	$51,535	Other assets
Finance lease right-of-use asset	481,880	507,812	Property, plant & equipment
Total right-of-use assets	$486,730	$559,347

Liabilities
Operating lease liability, current	$4,850	$47,431	Accrued expenses
Finance lease liability, current	102,689	100,728	Current portion of financing lease
Operating lease liability, non-current	—	4,104	Other non-current liabilities
Finance lease liability, non-current	265,557	368,248	Other non-current liabilities
Total lease liabilities	$373,096	$520,511

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
	Leases	Leases
Fiscal 2022	4,878	108,892
Fiscal 2023	—	108,892
Fiscal 2024	—	108,892
Fiscal 2025	—	54,445
Fiscal 2026	—	—
Total undiscounted lease payments	$4,878	$381,121
Less: imputed interest	(28)	(12,875)
Present value of lease liability	$4,850	$368,246